Property and Equipment (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Computer and office equipment	$ 32,445	$ 27,307
Less accumulated depreciation	(24,124)	(18,804)
Computer and office equipment, net	$ 8,321	$ 8,503